6. Other Income and Expenses – Net (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income And Expenses Net Details Narrative
Government grants	€ 195	€ 171	€ 716